Investment in marketable securities	12 Months Ended
Dec. 31, 2019
Investment in marketable securities
Investment in marketable securities

Note 5: Investment in marketable securities

As of December 31, 2019, the amortized cost, unrealized holding gains and losses and fair value of such securities were as follows:

	Amortized	Unrealized	Unrealized
	Cost	gains	losses	Fair Value
December 31, 2019
U.S. treasury bonds	$75,340	$76	$—	$75,416
Corporate bonds	34,965	—	(17)	34,948
Total	$110,305	$76	$(17)	$110,364

As of December 31, 2018, the Company did not have any investment in marketable securities.

The following table summarizes the fair value and amortized cost of the available-for-sale securities by contractual maturity as of December 31, 2019:

	Amortized
	Cost	Fair Value
Due within one year	$88,487	$88,559
Due after one year through two years	21,818	21,805
Total	$110,305	$110,364